Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 3,446,114		¥ 3,479,981
Held-to-maturity securities	16,647		40,725
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,607,127	[1]	3,642,235	[1]
Held-to-maturity securities	16,647		40,725
Debt	(4,111,244)		(4,100,435)
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,653,850	[1]	3,701,218	[1]
Held-to-maturity securities	16,711		40,649
Debt	¥ (4,176,361)		¥ (4,159,300)

[1]	The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table exclude ¥333,979 million and ¥357,308 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table also include ¥496,233 million and ¥518,321 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.